Acquisition of WGL Holdings, Inc.	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of WGL Holdings, Inc.
Acquisition of WGL Holdings, Inc.

Following the receipt of all required federal, state, and local regulatory approvals, on July 6, 2018 the Corporation acquired WGL. The WGL Acquisition was accounted for as a business combination using the acquisition method of accounting whereby the acquired assets and assumed liabilities are recorded at their estimated fair values at the date of acquisition. The excess of purchase price over estimated fair values of assets acquired and liabilities assumed was recognized as goodwill at the acquisition date.

The following table summarizes the final purchase price allocation representing the consideration paid and the fair value of the net assets acquired as at July 6, 2018 using an exchange rate of 1.31 to convert U.S. dollars to Canadian dollars. The purchase price allocation was finalized on June 30, 2019 and reflects Management’s best estimate of the fair value of WGL’s assets and liabilities. In the first half of 2019, based on new information obtained in the period and further refinement of assumptions, adjustments to the purchase price allocation included amounts relating to intangible assets, deferred income taxes, pension liabilities, current liabilities, other long-term liabilities, valuation of equity investments in Midstream pipelines, and deferred rent, resulting in a net increase to goodwill of approximately $92.2 million (Note 11).

Purchase consideration	$5,973

Fair value assigned to net assets
Current assets	$1,220
Property, plant and equipment	5,884
Intangible assets	577
Regulatory assets	408
Long-term investments	1,475
Other long-term assets	462
Current liabilities	(1,916)
Long-term debt	(2,548)
Preferred shares	(41)
Regulatory liabilities	(1,126)
Deferred income taxes	(741)
Other long-term liabilities	(959)
Non-controlling interest	(9)
Accumulated other comprehensive income	(2)
Fair value of net assets acquired	$2,684
Goodwill	$3,289